Indemnifications and Guarantees (Details) - First priority perfected lien or pledge	12 Months Ended
Dec. 31, 2017
Senior credit facilities | Material Wholly Owned Domestic Subsidiaries
Guarantees
Percent of capital stock pledged	100.00%
Senior credit facilities | Material Wholly Owned First Tier Foreign Subsidiaries
Guarantees
Percent of capital stock pledged	65.00%
Obligation of certain foreign borrowers and foreign pledgors | Material Wholly Owned Foreign Subsidiaries And Material Wholly Owned U S Domiciled Foreign Subsidiaries
Guarantees
Percent of capital stock pledged	100.00%